Dreyfus
MidCap Index
Fund
Annual Report
October 31, 1997

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

  We are pleased to provide you with this annual report for the Dreyfus MidCap Index Fund for the 12-month period ended October 31, 1997. In spite of stock market weakness in late October, the Dreyfus MidCap Index Fund achieved exceptional returns for its latest fiscal year. Over this period, your Fund produced a total return of 32.02%,* which compares with a total return of 32.67% for the Standard & Poor's MidCap 400 Index over the same period.** The difference is accounted for by transaction fees and other Fund expenses.

ECONOMIC REVIEW

  The U.S. economy has registered a step-up in growth in 1997 and the evidence coming in suggests that momentum is still building. Stronger growth this year has helped keep corporate profits buoyant despite a substantially tighter labor market. This is because nationwide shortages of labor have so far not generated much wage inflation. Moreover, price inflation has decelerated markedly during the year, suppressed by the strong dollar, import competition and continued disinflation in health care.

  Although the Federal Reserve Board (the "Fed") has held a tightening bias since mid-1996, the central bank has raised interest rates only once this year. Expectations for further hikes have been continually postponed. They were first dampened by the surprising drop in this year's price inflation, and more recently by unfolding crises in foreign economies. Both events have helped to cap short-term rates and to pull long-term interest rates lower since the spring.

  Real Gross Domestic Product growth accelerated to about 4% this year from 3% in 1996. Virtually all economic sectors have been strong so far. Consumer spending has been supported by rising real incomes. Capital spending has been very robust and new orders imply continued strength. Even housing demand has reached new highs. Most incoming signals support sustained fast growth. The exception is that exporters' new orders have marginally slowed in recent months, indicating that economic turmoil overseas may be impacting this sector. By contrast, imports have been very robust and, if their growth is sustained, could help mitigate the economic weakness abroad.

  Overall corporate profits have continued to trend higher, although some companies have been hurt by events overseas and the stronger dollar. Domestically generated profits have typically remained solid, helped by strong growth and contained wages.

MARKET OVERVIEW

  Even though the equity markets stumbled badly in late October, the fiscal year ended October 31, 1997 saw solid gains. For the same 12-month period, as measured by price changes alone, excluding income, the Dow Jones Industrial Average gained 23.58%, the Standard & Poor's 500 Composite Stock Price Index 29.96%, the Nasdaq Composite 30.43% and the Russell 2000 Index, 27.52%. These were the gains after the drop of the last week in October, and before counting the rebound that occurred in the first week of November.

  In retrospect, it is apparent that stock valuations had been riding for a fall. There was weakness in March when the Fed raised interest rates for the first time in two years. By early summer, equity prices recovered and soared to new highs. Then, however, some nervousness set in, related mainly to concern about high stock valuations and fears of another Fed move to cool off the bubbling economy. Weakness was apparent mainly in large companies with capitalization, while smaller companies, such as those listed in the Russell 2000 Index, gained ground.

  As autumn leaves began to turn, the stock market as a whole regained its wind--but not for long. The relatively high valuations that had prevailed were vulnerable to any major unpleasant surprise. That came in late October from an unexpected source--the Far East. Severe market setbacks in Hong Kong and Southeast Asia, together with drops in their foreign exchange rates, triggered the fall in the U.S. market.

  Richard Hoey, Chief Economist for The Dreyfus Corporation, reviewing the recent events, said that the U.S. stock market had a selling panic, followed by a buying panic. The underlying logic of it all was valuation, he observed.

  When the Dow Jones Index peaked at above 8200 in early August, the stock market was simply discounting favorable U.S. fundamentals into high stock prices, said Hoey. The financial crisis in Asia was the trigger for a correction of the major problem for the U.S. stock market: high valuation.

  The market drop in Asia was caused by serious fundamental problems of excess productive capacity, overvalued real estate and a banking system crisis. European markets, of course, reacted to the Asian weakness, but fell less severely because their economies are more stable. In the U.S., the sharp price drop, followed by a vigorous rebound, reflected an economy with much greater underlying strength.

  The influx of investors into stocks when prices dipped was a good augury for the future. The American investing public appears to be convinced that equities are a good place to put money for the long term, when their prices are attractive, despite the recent volatility of the market averages.

PORTFOLIO FOCUS

  As discussed above, the year ended October 31, 1997 was an excellent one for U.S. equities. Large capitalization stocks, midcaps and small caps all provided returns in excess of 30%. Large caps predominated for most of the year, but small caps and midcaps rebounded strongly in the third quarter of 1997 to pull even with large caps for this year.

  It would be highly unusual if the year ahead matched or exceeded the 1997 record. Question marks are evident--the financial troubles in Asia, the threat of eventual cost pressures in U.S. industry and the difficulties some companies are encountering in maintaining profit levels. However, the past year was a striking demonstration of the potential rewards of investments.

                                                     Sincerely,

                                                     /s/ Steven A. Falci

                                                     Steven A. Falci, CFA
                                                     Portfolio Manager
November 18, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid. ** SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's MidCap 400 Index is a broad-based index of 400 companies and is a widely accepted, unmanaged index of medium-cap stock market performance.

Dreyfus MidCap Index Fund                                       October 31, 1997
--------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000  INVESTMENT IN
        DREYFUS  MIDCAP INDEX FUND WITH THE STANDARD & POOR'S  MIDCAP 400
         INDEX AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

$29,610
Standard & Poor's
MidCap 400
Index*
                                     Dollars

$29,022
Standard & Poor's 500
Composite Stock Price
Index*

$27,850
Dreyfus MidCap
Index Fund

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
--------------------------------------------------------------------------------

    One Year Ended            Five Years Ended         From Inception (6/19/91)
   October 31, 1997           October 31, 1997            to October 31, 1997
  ------------------          ----------------         -----------------------
       32.02%                      18.10%                       17.44%

---------------
Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus MidCap
Index Fund on 6/19/91 (Inception Date) to a $10,000 investment made on that date in the Standard & Poor's MidCap 400 Index as well as to the Standard & Poor's 500 Composite Stock Price Index which are described below. For comparative purposes, the value of each Index on 6/30/91 is used as the beginning value on 6/19/91. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's MidCap 400 Index is a broad-based Index of 400 companies with market capitalizations generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of overall midcap stock market performance. The Fund holds stocks in generally the same proportion as the stocks within the Index itself. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance. The Indices do not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments                                        October 31, 1997

  Shares     COMMON STOCKS--97.3%              Value
 ---------                                -------------
             Basic Industries--7.0%
    6,800    AK Steel Holding...........  $    286,450
   17,600    Airgas.....................       273,900
   14,000    Albemarle..................       339,500
    7,204    BetzDearborn...............       461,956
   10,210    Bowater....................       426,905
   17,500    Cabot......................       429,843
   10,089    Calgon Carbon..............       119,176
    5,933    CalMat.....................       149,437
    5,991    Chesapeake.................       189,839
   29,916    Clayton Homes..............       491,744
   11,321    Consolidated Papers........       587,984
   18,576    Crompton & Knowles.........       469,044
   11,300    Cytec Industries...........       550,875
    5,843    Dexter.....................       229,337
   21,100    Ethyl......................       181,987
    6,453    Ferro......................       241,584
    3,542    Fuller (H.B.)..............       167,359
   10,251    GenCorp....................       250,508
    8,479    Georgia Gulf...............       254,370
   10,700    Glatfelter (P.H.)..........       211,325
    4,650    Granite Construction.......        98,231
   12,902    Hanna (M.A.)...............       332,226
   23,822    IMC Global.................       802,503
    6,521(a) Jacobs Engineering Group...       176,067
   11,546    Lawter International.......       129,170
   13,036    Longview Fibre.............       206,946
   14,588    Lubrizol...................       561,638
   20,238    Lyondell Petrochemical.....       518,598
   11,700    Martin Marietta Materials..       408,037
    5,700    Minerals Technologies......       235,837
    1,817    NCH........................       121,739
   12,640    Olin.......................       574,330
   19,811    RPM........................       371,456
    7,300    Rayonier...................       318,918
    9,225    Schulman (A.)..............       207,562
   10,812(a) Sealed Air.................       557,493
   24,130    Sonoco Products............       776,684
    6,241    Southdown..................       345,595
   11,700    Sybron International.......       469,462
   17,000    Unisource Worldwide........       277,312
    8,600    Vulcan Materials...........       763,787
    9,213    Wausau Paper Mills.........       185,987
    7,861    Wellman....................       159,676
   14,516    Witco......................       631,462
                                          -------------
                                            15,543,839
                                          -------------

             Capital Goods--24.4%
   14,500    ACNielsen..................       331,687
   33,312    ADC Telecommunications.....     1,103,460
   15,800    AGCO.......................       458,200
    8,322    AMETEK.....................       196,087

  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Capital Goods (continued)
    7,761    Albany International, Cl. A  $    189,174
   22,404    Altera.....................       994,177
   24,800(a) America Online.............     1,909,600
   24,100(a) American Power Conversion..       656,725
   20,100    American Water Works.......       454,762
   40,626(a) Analog Devices.............     1,241,632
   24,762(a) Arrow Electronics..........       702,621
   25,200(a) Atmel......................       652,050
   10,704    Avnet......................       673,683
   25,720(a) BMC Software...............     1,552,845
   25,705(a) Cadence Design System......     1,368,791
   12,310    Cintas.....................       889,397
   16,828(a) Cirrus Logic...............       254,523
   18,838    Comdisco...................       594,574
   21,900(a) Compuware..................     1,448,137
   19,300    Corrections Corporation
               of America...............       588,650
   14,500    Covance....................       256,468
   22,518(a) Cypress Semiconductor......       253,327
   14,802    Danaher....................       811,334
   17,401    Diebold....................       766,731
    6,404    Donaldson..................       324,202
   14,700(a) Electronic Arts............       497,962
    5,684(a) Exabyte....................        60,037
   11,413    Federal Signal.............       276,051
   13,200(a) Fiserv.....................       590,700
   10,215    Flowserve..................       303,896
   10,600    GTECH Holdings.............       341,850
    8,330(a) HealthCare COMPARE.........       447,737
   16,980    Hubbell....................       748,181
    7,209    Information Resources......       118,948
   38,400(a) Informix...................       261,600
   20,200(a) Intergrated Device Technology     233,562
    8,388    Kaydon.....................       254,785
    9,685    Kelly Services, Cl. A......       343,817
    6,600    Kennametal.................       320,100
    2,793    Lawson Products............        77,331
   18,200    Lexmark International
               Group, Cl. A.............       556,237
   19,040    Linear Technology..........     1,197,140
   11,600(a) Litton Industries..........       588,700
    6,826(a) MagneTek...................       138,653
   20,700    Manpower...................       794,362
   16,107    Mark IV Industries.........       390,594
   16,300(a) Maxim Integrated Products..     1,079,875
   18,400(a) Medaphis...................       111,550
   16,409(a) Mentor Graphics............       179,473
   31,691    Molex......................     1,188,412
   25,900    NCR........................       785,093
    4,368    Nordson....................       216,762
   12,600    Ogden......................       318,150

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997

  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Capital Goods (continued)
   20,450    Olsten.....................  $    311,862
   20,598    Omnicom Group..............     1,454,733
   27,402    Paychex....................     1,044,701
    9,640    Pentair....................       372,345
   10,400    Pittston Brinks Group......       375,700
    4,577(a) Policy Management Systems..       280,341
    6,123    Precision Castparts........       360,108
   15,800    Premark International......       427,587
   33,506(a) Quantum....................     1,059,627
   22,950    Robert Half International..       939,515
    6,349(a) Rohr.......................       192,454
    8,505(a) Rollins....................       181,794
   15,100    SCI Systems................       664,400
   18,821    Sensormatic Electronics....       281,138
    2,536(a) Sequa, Cl. A...............       145,503
   10,182(a) Sequent Computer Systems...       213,185
   28,800(a) Solectron..................     1,130,400
   28,000    Solutia....................       619,500
   14,118    Sotheby's Holdings, Cl. A..       264,712
   22,711(a) Sterling Commerce..........       753,721
    8,426    Stewart & Stevenson Services      183,265
   11,800    Stewart Enterprises........       489,700
   15,613(a) Storage Technology.........       916,287
    5,894    Stratus Computer...........       208,500
    8,366    Structural Dynamics Research      159,999
   15,126    Sundstrand.................       822,476
   21,600    SunGuard Data Systems......       510,300
   14,076    Symantec...................       307,912
    9,974    Symbol Technologies........       396,466
    5,500    Tecumseh Products, Cl. A...       285,312
   21,044(a) Teradyne...................       787,834
    4,671    Thiokol....................       427,688
   10,951    Trinity Industries.........       490,057
   20,300    U.S. Filter................       814,537
   11,420    UCAR International.........       428,250
   51,200    USA Waste Service..........     1,894,400
    7,638    Varian Associates..........       446,823
   24,400    Viad.......................       445,300
   16,247(a) Vishay Intertechnology.....       388,912
    6,882    Watts Industries, Cl. A....       174,661
   18,666(a) Xilinx.....................       636,977
   10,750    York International.........       490,468
                                          -------------
                                            53,873,845
                                          -------------

             Consumer Cyclical--14.5%
    6,500    Ann Taylor Stores..........        93,031
    6,168    Arvin Industries...........       230,914
    7,586    Banta......................       198,184
   16,800    Barnes & Noble.............       429,450
   17,400(a) Bed Bath & Beyond..........       552,450
   15,632    Belo (A.H.), Cl. A.........       738,612

  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Consumer Cyclical (continued)
   11,100(a) Best Buy...................  $    310,106
    9,607    BJ's Wholesale Club........       277,402
   10,544    Bob Evans Farms............       199,677
    6,000    Borg-Warner Automotive.....       327,000
   19,671(a) Brinker International......       275,394
   11,400(a) Buffets....................       119,700
   15,000(a) Burlington Industries......       224,062
   18,700    Callaway Golf..............       603,075
    7,632    Carlisle Cos...............       330,084
    7,994(a) Chris-Craft Industries.....       413,189
   24,073(a) Circus Circus Enterprises..       535,624
   12,152    Claire's Stores............       268,863
   23,100    CompUSA....................       756,525
   12,436    Comsat.....................       284,473
   21,318    Consolidated Stores........       850,055
   15,425    Cracker Barrel Country Store      455,037
   28,887    Dollar General.............       955,076
   21,685    Family Dollar Stores.......       509,597
    9,600    Fastenal...................       470,400
    9,017    Federal-Mogul..............       381,531
   11,700    Fingerhut..................       258,862
   21,600    Meyer (Fred)...............       616,950
   18,260    General Nutrition..........       575,190
    4,124    Gibson Greetings...........       101,553
    7,561    HON Industries.............       390,336
   10,700    Hannaford Brothers.........       404,593
   38,424    Harley-Davidson............     1,066,266
   14,470    Heilig-Meyers..............       193,536
    7,606    Houghton Mifflin...........       270,013
   29,276    International Game Technology     748,367
    5,583    International Dairy Queen, Cl. A  147,949
   13,200(a) Jones Apparel Group........       671,550
   19,700(a) Kohl's.....................     1,322,362
    8,148(a) Lands' End.................       257,171
   11,700    Lee Enterprises............       310,781
   24,196    Leggett & Platt............     1,010,183
   10,400(a) Lone Star Steakhouse/Saloon       240,500
    6,145(a) Macfrugals Bargains Closeouts     208,930
    6,700    Media General, Cl. A.......       273,025
   15,800    Meritor Automotive.........       352,537
    8,700(a) Micro Warehouse............       130,500
   11,630    Miller (Herman)............       568,416
    7,520    Modine Manufacturing.......       256,150
    9,100(a) Nine West Group............       321,343
    5,188    OEA........................       208,817
   39,968    Office Depot...............       824,340
   31,400(a) OfficeMax..................       419,975
   12,000    Outback Steakhouse.........       324,750
    9,500    Payless ShoeSource.........       529,625
   13,042    Promus Hotel...............       511,898
   20,052    Reynolds & Reynolds, Cl. A.       343,390

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997

  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Consumer Cyclical (continued)
   11,800    Ruddick....................  $    184,375
    5,200    Sbarro.....................       137,475
    4,100(a) Scholastic.................       166,050
   25,244(a) Service Merchandise........       102,553
   34,032    Shaw Industries............       412,638
    7,207    Standard Register..........       233,326
   41,193(a) Staples....................     1,081,316
   19,900    Starbucks..................       656,700
    7,100    Superior Industries International 189,481
    6,248    TCA Cable TV...............       257,730
    8,838    Tiffany....................       349,101
   18,500    U.S. Office Products.......       578,125
   15,637    Unifi......................       601,047
   21,200(a) Viking Office Products.....       507,475
   10,914    Wallace Computer Services..       419,506
   13,200    Warnaco Group, Cl. A.......       372,900
    2,669    Washington Post, Cl. B.....     1,158,362
                                          -------------
                                            32,057,529
                                          -------------
             Consumer Staples--4.7%
    4,888    Church & Dwight............       140,835
   97,608    Coca-Cola Enterprises......     2,745,225
   10,177    Dean Foods.................       481,499
   24,300    Dial.......................       410,062
   15,143    Dole Food..................       671,024
    3,414    Dreyers Grand Ice Cream....       141,254
   10,216    First Brands...............       260,508
   22,325    Flowers Industries.........       424,175
   19,200    Hormel Foods...............       577,200
   23,300    IBP........................       540,268
   10,300    Imation....................       220,162
    9,300    Interstate Bakeries........       594,037
    4,577    International Multifoods...       135,021
    7,433    Lancaster Colony...........       367,933
    7,545    Lance......................       161,274
   19,036    McCormick & Co.............       475,900
    6,881    Savannah Food & Industries.       118,697
    7,420    Smucker (J.M.), Cl. A......       201,731
    4,378    Stanhome...................       122,310
   54,566    Tyson Foods, Cl. A.........     1,029,933
    8,866    Universal..................       340,786
    6,464    Universal Foods............       254,930
                                          -------------
                                            10,414,764
                                          -------------
             Energy--9.3%
   14,262    AGL Resources..............       258,498
    9,685(a) BJ Services................       820,803
   15,000    El Paso Natural Gas........       899,062
   35,900(a) ENSCO International........     1,510,043
   43,400(a) Global Marine..............     1,350,825

  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Energy (continued)
    5,694    Indiana Energy.............  $    162,634
   12,794    Keyspan Energy.............       397,413
   16,814    LG&E Energy................       357,297
   13,760    MAPCO......................       454,080
   19,680    MCN........................       681,420
   11,382    Murphy Oil.................       659,444
   25,500(a) Nabors Industries..........     1,048,687
    9,637    National Fuel Gas..........       425,232
   14,377    Noble Affiliates...........       590,355
   33,300    Noble Drilling.............     1,184,231
   19,437    Parker Drilling............       287,910
   18,500    Pioneer Natural Resources..       741,156
    8,886    Quaker State...............       137,733
   10,448    Questar....................       403,554
   31,682    Ranger Oil.................       273,257
   16,020(a) Seagull Energy.............       391,488
   10,210(a) Smith International........       778,512
   15,305    Tidewater..................     1,005,347
   39,469    Tosco......................     1,302,477
   25,600    Transocean Offshore........     1,382,400
   20,800    Ultramar Diamond Shamrock..       642,200
   13,500    UtiliCorp United...........       426,093
   13,576    Valero Energy..............       408,977
    8,065(a) Varco International........       491,460
   11,060    Washington Gas Light.......       284,103
   13,641(a) Weatherford International..       696,555
                                          -------------
                                            20,453,246
                                          -------------
             Health Care--7.7%
    3,634    ATL Ultrasound.............       156,262
    7,195(a) Acuson.....................       134,906
   14,700    Allegiance.................       407,925
   13,000(a) Apria Healthcare Group.....       197,437
    7,212    Beckman Instruments........       283,972
   12,738    Bergen Brunswig, Cl. A.....       510,316
   18,752(a) Biogen.....................       628,192
   11,751    Carter-Wallace.............       184,343
   17,697(a) Centocor...................       778,668
   44,080(a) Chiron.....................       848,540
    9,400    Concentra Managed Care.....       306,675
   13,700    DENTSPLY International.....       388,737
    4,119(a) Datascope..................        99,370
    3,471    Diagnostic Products........       101,526
   10,300(a) Forest Laboratories........       476,375
   30,720    Foundation Health..........       883,200
   19,458(a) Genzyme....................       532,662
   11,482    HEALTHSOUTH................       293,508
   11,300(a) Healthcare & Retirement....       427,281
   41,100    Health Management Association   1,001,812
   17,400    Hillenbrand Industries.....       743,850
   30,750    IVAX.......................       232,546

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Health Care (continued)
   31,232(a) Laboratory Corp
               of America Holdings......  $     74,176
   11,600    McKesson...................     1,244,825
   30,898    Mylan Laboratories.........       677,824
   15,448(a) NovaCare...................       201,789
   20,300    Omnicare...................       564,593
   19,900    Oxford Health Plans........       513,668
   10,636(a) PacifiCare Health Systems, Ser. B 688,681
   19,400(a) Perrigo....................       298,275
   17,500    Quorum Health Group........       424,375
    6,100(a) Scherer (R.P.).............       359,137
   24,250    Stryker....................       901,796
    9,200    Teleflex...................       342,700
   17,500(a) Vencor.....................       472,500
   22,400(a) Watson Pharmaceuticals.....       711,211
                                          -------------
                                            17,093,653
                                          -------------

             Interest Sensitive--16.7%
   34,634    AFLAC......................     1,762,004
   17,700    AMBAC......................       747,825
   14,959    American Financial.........       569,376
   11,240    Associated Banc-Corp.......       561,400
   29,826    Bear Stearns Cos...........     1,183,719
   16,800    Capital One Financial......       766,500
   14,388    Central Fidelity Banks.....       669,042
   14,490    Charter One Financial......       842,231
   11,457    City National..............       344,426
   27,990    Crestar Financial..........     1,324,276
   31,600    Dime Bancorp...............       758,400
   24,174    Edwards (A.G.).............       793,209
   13,700    FINOVA Group...............       601,943
   22,265    First of America Bank......     1,241,273
   29,288    First Security.............       849,352
   16,172    First Tennessee National...       931,911
   13,109    First Virginia Banks.......       608,749
   36,600    Firstar....................     1,322,175
   31,912    Franklin Resources.........     2,868,091
    5,096    HSB Group..................       265,947
   32,700    Hibernia, Cl. A............       582,468
   25,491    Marshall & Iisley..........     1,322,345
   32,946    Mercantile Bancorporation..     1,599,940
   18,151    Mercantile Bankshares......       646,629
   28,248    Northern Trust.............     1,652,508
   12,000    Old Kent Financial.........       757,500
   22,000    Old Republic International.       786,500
    8,400    PMI Group..................       507,675
   10,185    Pacific Century Financial..       513,069
   23,100    Paine Webber Group.........     1,020,731
   14,700    Price T Rowe...............       973,875
   34,128    Provident Cos..............     1,139,022
   34,628    Regions Financial..........     1,272,579

  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Interest Sensitive (contiued)
   25,195    SouthTrust.................  $  1,209,360
   44,363    Summit Bancorp.............     1,893,745
    8,737    Transatlantic Holdings.....       604,491
   16,800    Union Planters.............       996,450
    8,500    Wilmington Trust...........       473,884
                                          -------------
                                            36,964,620
                                          -------------

             Mining And Metals--.8%
   13,900(a) Alumax.....................       451,750
    4,129    Brush Wellman..............        99,354
    4,944    Carpenter Technology.......       239,166
    2,868    Cleveland-Cliffs...........       124,578
   12,346    Harsco.....................       512,359
    3,828    Lukens.....................        68,904
    2,100(a) MAXXAM.....................       110,512
    6,468    Oregon Steel Mills.........       136,233
                                          -------------
                                             1,742,856
                                          -------------

             Transportation--1.9%
    6,312    APL, Ltd...................       207,507
    7,580    ASA Holdings...............       211,292
    5,369    Airborne Freight...........       340,260
    3,687    Alaska Air Group...........       123,053
   11,457    Alexander & Baldwin........       315,067
    6,500    Arnold Industries..........       138,125
   11,400    CNF Transportation.........       508,725
    6,173    GATX.......................       398,544
   15,511    Illinois Central, Ser. A...       552,579
    9,200    Hunt (J.B.) Transport......       141,450
   27,088    Kansas City Southern Industries   826,184
    8,800    Newport News Shipbuilding..       189,200
    9,270    Overseas Shipholding Group.       229,432
                                          -------------
                                             4,181,418
                                          -------------

             Utilities--10.3%
   44,092(a) AES........................     1,747,145
    9,168    Aliant Communications......       234,930
   31,022    Allegheny Energy...........       876,371
   13,254    Atlantic Energy............       244,370
    3,695    Black Hills................       111,311
   24,345    CMS Energy.................       888,592
   20,400(a) Calenergy..................       698,700
    5,720    Central Lousiana Electric..       150,507
    8,215    Central Maine Power........       108,848
   15,258    Century Telephone Enterprises     647,511
   15,534    Delmarva Power & Light.....       307,767
   24,516    Florida Progress...........       798,302
    7,929    Hawaiian Electric Industries      299,815
   11,251    IPALCO Enterprises.........       393,785
    9,483    Idaho Power................       302,270

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Utilities (continued)
   18,676    Illinova...................  $    415,541
   15,680    Kansas City Power & Light..       459,620
   19,800    LCI International..........       512,325
   25,533    MidAmerican Energy Holdings       456,402
    8,337    Minnesota Power & Light....       303,258
   13,815    Montana Power..............       349,692
   65,200    NEXTEL Communications, Cl. A    1,711,500
   15,848    NIPSCO Industries..........       696,321
   12,511    Nevada Power...............       268,986
   26,228    New Century Energies.......     1,095,019
   16,416    New England Electric System       643,302
   17,088    New York State Electric & Gas     456,036
   32,860    Northeast Utilities........       377,890
   10,173    OGE Energy.................       492,754
   21,436    Pinnacle West Capital......       746,240
   29,983    Potomac Electric Power.....       672,743
   10,594    Public Service of New Mexico      205,920
   21,390    Puget Sound Power & Light..       569,508
   27,064    SCANA......................       683,366
   16,683    Southern New England
               Telecommunications.......       715,283
   30,800    360 Communications.........       650,650
   33,118    TECO Energy................       790,692

  Shares     COMMON STOCKS (continued)        Value
 ---------                                -------------
             Utilities (continued)
   15,100    Telephone & Data Systems...  $    641,750
   10,157(a) Vanguard Cellular Systems..       140,293
    7,779    WPL Holdings...............       227,058
   28,587    Wisconsin Energy...........       723,622
                                          -------------
                                            22,815,995
                                          -------------
             TOTAL COMMON STOCKS
               (cost $150,547,522)......  $215,141,765
                                          =============

  Principal  SHORT-TERM
   Amount      INVESTMENTS--.1%
 -----------
$ 240,000(b) U.S. Treasury Bills:
               4.95%, 12/11/1997
               (cost $238,680)..........  $    238,699
                                          =============
TOTAL INVESTMENTS
  (cost $150,786,202)............  97.4%  $215,380,464
                                  ======= ==============
CASH AND
  RECEIVABLES (NET)..............   2.6%  $  5,636,307
                                  ======= ==============

NET ASSETS....................... 100.0%  $221,016,771
                                  ======= ==============

Notes to Statement of Investments:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

Statement of Financial Futures                                  October 31, 1997

Financial Futures Purchased:
----------------------------

                                                                   Market Value                      Unrealized
                                                                      Covered                       Appreciation
Issuer                                               Contracts     by Contracts      Expiration      at 10/31/97
------                                               ---------     ------------     ------------    ------------
Standard & Poor's MidCap 400.....................       36          $5,766,300      December '97       $62,300
                                                                                                      ========


                        See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                             October 31, 1997


                                                                                                Cost            Value
                                                                                            -------------   -------------
ASSETS:                       Investments in securities--See Statement of Investments       $150,786,202    $215,380,464
                              Cash.............................................                                  206,092
                              Receivable for investment securities sold........                                5,575,522
                              Receivable for futures variation margin--Note 4(a)                                 121,500
                              Receivable for shares of Common Stock subscribed.                                   60,651
                              Dividends and interest receivable................                                  205,250
                                                                                                            ------------
                                                                                                             221,549,479
                                                                                                            ------------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                   49,834
                              Due to Distributor...............................                                   49,834
                              Payable for investment securities purchased......                                  431,681
                              Payable for shares of Common Stock redeemed......                                       90
                              Commitment fees payable--Note 2..................                                    1,269
                                                                                                            ------------
                                                                                                                 532,708
                                                                                                            ------------
NET ASSETS.....................................................................                             $221,016,771
                                                                                                            ============
REPRESENTED BY:               Paid-in capital..................................                             $138,033,260
                              Accumulated undistributed investment income--net.                                1,657,327
                              Accumulated net realized gain (loss) on investments                             16,669,622
                              Accumulated net unrealized appreciation (depreciation)
                                on investments (including $62,300 net unrealized
                                appreciation on financial futures)--Note 4(b)..                               64,656,562
                                                                                                            ------------
NET ASSETS.....................................................................                             $221,016,771
                                                                                                            ============
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                                8,323,404

NET ASSET VALUE, offering and redemption price per share--Note 3(d)............                                   $26.55
                                                                                                                  ======


                              See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Operations                              Year Ended October 31, 1997


INVESTMENT INCOME:

INCOME:                       Cash dividends (net of $308 foreign taxes
                                withheld at source)......................                  $ 2,795,731
                              Interest...................................                      349,569
                                                                                           -----------
                                   Total Income..........................                                     $ 3,145,300


EXPENSES:                     Management fee--Note 3(a)..................                      681,814
                              Shareholder servicing costs--Note 3(b).....                      376,149
                              Professional fees..........................                       49,933
                              Directors' fees and expenses--Note 3(c)....                       28,663
                              Registration fees..........................                       25,614
                              Prospectus and shareholders' reports.......                       16,824
                              Loan commitment fees--Note 2...............                        3,131
                              Miscellaneous..............................                        9,859
                                                                                           -----------
                                   Total Expenses........................                    1,191,987
                              Less--reduction in management fee due to
                                undertaking--Note 3(a)...................                     (187,440)
                                                                                           -----------
                                   Net Expenses..........................                                       1,004,547
                                                                                                              -----------
INVESTMENT INCOME--NET...................................................                                       2,140,753
                                                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                              Net realized gain (loss) on investments....                  $15,111,996
                              Net realized gain (loss) on financial futures                  1,983,242
                                                                                           -----------
                                   Net Realized Gain (Loss)..............                                      17,095,238
                              Net unrealized appreciation (depreciation) on
                                investments (including $105,800 net unrealized
                                appreciation on financial futures)                                             36,244,257
                                                                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                      53,339,495
                                                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                     $55,480,248
                                                                                                              ===========



                              See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                             Year Ended        Year Ended
                                                                                          October 31, 1997  October 31, 1996
                                                                                          ----------------  ----------------
OPERATIONS:
   Investment income--net..................................................                $  2,140,753      $  2,191,854
   Net realized gain (loss) on investments.................................                  17,095,238         7,900,741
   Net unrealized appreciation (depreciation) on investments...............                  36,244,257        11,691,375
                                                                                           ------------      ------------

      Net Increase (Decrease) in Net Assets Resulting from Operations......                  55,480,248        21,783,970
                                                                                           ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net..................................................                  (2,236,912)       (1,926,246)
   Net realized gain on investments........................................                  (8,243,435)       (5,586,113)
                                                                                           ------------      ------------
            ...............................................................                 (10,480,347)       (7,512,359)
                                                                                           ------------      ------------
CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold...........................................                  76,561,680        65,932,645
   Dividends reinvested....................................................                   9,015,232         6,623,156
   Cost of shares redeemed.................................................                 (80,546,553)      (38,822,556)
                                                                                           ------------      ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions....                   5,030,359        33,733,245
                                                                                           ------------      ------------
         Total Increase (Decrease) in Net Assets...........................                  50,030,260        48,004,856

NET ASSETS:
   Beginning of Period.....................................................                 170,986,511       122,981,655
                                                                                           ------------      ------------
   End of Period...........................................................                $221,016,771      $170,986,511
                                                                                           ------------      ------------
                                                                                           ------------      ------------
Undistributed investment income--net.......................................                $  1,657,327      $  1,753,486
                                                                                           ------------      ------------

                                                                                              Shares            Shares
                                                                                           ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold.............................................................                   3,242,152         3,243,154
   Shares issued for dividends reinvested..................................                     428,888           350,989
   Shares redeemed.........................................................                  (3,366,259)       (1,913,500)
                                                                                           ------------      ------------
      Net Increase (Decrease) In Shares Outstanding........................                     304,781         1,680,643
                                                                                           ------------      ------------
                                                                                           ------------      ------------


                              See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.



                                                                               Year Ended October 31,
                                                                    ----------------------------------------------
PER SHARE DATA:                                                      1997      1996      1995     1994      1993
                                                                    ------    ------    ------   ------    -------
   Net asset value, beginning of period....................         $21.32   $19.40    $17.14   $17.63    $15.02
                                                                    ------   ------    ------   ------    ------
   Investment Operations:
   Investment income--net..................................            .25      .28       .29      .26       .30
   Net realized and unrealized gain (loss) on investments..           6.25     2.81      3.00      .08      2.83
                                                                    ------   ------    ------   ------    ------
   Total from Investment Operations........................           6.50     3.09      3.29      .34      3.13
                                                                    ------   ------    ------   ------    ------
   Distributions:
   Dividends from investment income--net...................           (.27)    (.30)     (.28)    (.27)     (.27)
   Dividends from net realized gain on investments.........          (1.00)    (.87)     (.75)    (.56)     (.25)
                                                                    ------   ------    ------   ------    ------
   Total Distributions.....................................          (1.27)   (1.17)    (1.03)    (.83)    (.52)
                                                                    ------   ------    ------   ------    ------
   Net asset value, end of period..........................         $26.55   $21.32    $19.40   $17.14    $17.63
                                                                    ======   ======    ======   ======    ======
TOTAL INVESTMENT RETURN....................................          32.02%   16.65%    20.78%    1.89%    21.22%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................            .50%     .50%      .50%     .40%      .09%
   Ratio of net investment income to average net assets....           1.07%    1.49%     1.80%    1.68%     1.97%
   Decrease reflected in above expense ratios
      due to undertakings by the Manager...................            .09%     .17%      .35%     .43%      .77%
   Portfolio Turnover Rate.................................          20.15%   14.66%    20.46%   19.81%    16.80%
   Average commission rate paid*...........................         $.0316   $.0338       --       --        --
   Net Assets, end of period (000's omitted)...............       $221,017 $170,987  $122,982  $75,404   $65,690

-------------
* For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commisssion rate paid per share for purchases and sales of investment securities.


                              See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

  Dreyfus MidCap Index Fund (the "Fund") is registered under the
Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  Prior to June 30, 1997, Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, served as the Fund's index manager.

  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

  (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended October 31, 1997, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

  (a) Effective July 1, 1997, pursuant to a management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

counsel fees) and extraordinary expenses. In addition Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives an annual fee of $2,500 and an attendance fee $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. Amounts required to be paid by the Fund directly to the non-interested Directors, that would be applied to offset aportion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

  Prior to July 1, 1997, the management fee was computed at the annual rate of .395 of 1% of the value of the Fund's average daily net assets and was payable monthly. In addition, Dreyfus had agreed to pay Mellon Equity, pursuant to an index management agreement which terminated as of June 30, 1997, a monthly index management fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. In addition, Mellon Equity had agreed to pay Boston Safe and Trust Company for custodian services provided to the Fund.

  Dreyfus had undertaken from November 1, 1996 through June 30, 1997, to reduce the management fee paid by the Fund exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, and to assume all expenses in excess of .50 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $187,440 during the period from November 1, 1996 through June 30, 1997.

  (b) Effective July 1, 1997, under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of
 .25 of 1% of the value of the Fund's average daily net assets. The services provided includes personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period from July 1, 1997 through October 31, 1997, the Fund was charged $191,391 pursuant to the Shareholder Services Plan.

  Prior to July 1, 1997, under the prior Shareholder Services Plan, the Fund reimbursed Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. During the period from November 1, 1996 through June 30, 1997, the Fund was charged $136,903 pursuant to the prior Shareholder Services Plan.

  Prior to July 1, 1997 the Fund compensated Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period from November 1, 1996 through June 30, 1997, the Fund was charged $16,315 pursuant to the transfer agency agreement.

  (c) Prior to July 1, 1997, each director who was not an "affiliated person" as defined in the Act received from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation.

  (d) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs within a six month period following the date of issuance.
During the period ended October 31, 1997, redemption fees amounted to $2,617.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4--Securities Transactions:

  (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1997, amounted to $43,065,243 and $38,728,453, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1997, and their related unrealized market appreciation are set forth in the Statement of Financial Futures.

  (b) At October 31, 1997, accumulated net unrealized appreciation on investments and financial futures was $64,656,562, consisting of $72,448,805 gross unrealized appreciation and $7,792,243 gross unrealized depreciation.

  At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
Dreyfus MidCap Index Fund

  We have audited the accompanying statement of assets and liabilities of Dreyfus MidCap Index Fund, including the statements of investments and financial futures, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of October 31, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus MidCap Index Fund at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                              Ernst & Young LLP

New York, New York
December 8, 1997

Dreyfus MidCap Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02904


Printed in U.S.A.           113AR9710